SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Principal amount			$ 56,000
Total loans payable	$ 525,150	$ 526,150
Less: Current portion	525,150	526,150
Long-term portion
January 19, 2022 [Member]
Short-Term Debt [Line Items]
December 30, 2024	12,500	12,500
Principal amount	$ 12,500
Maturity date	Jan. 19, 2023
Interest rate	7.00%
March 07, 2022 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 3,000	3,000
Principal amount	$ 3,000
Maturity date	Mar. 07, 2023
Interest rate	7.00%
October 13, 2022 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 12,500	12,500
Principal amount	$ 25,000
Maturity date	Oct. 13, 2023
Interest rate	7.00%
January 31, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 100,000	100,000
Principal amount	$ 100,000
Interest rate	0.00%
Maturity date	Due on demand
February 09, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 10,000	10,000
Principal amount	$ 10,000
Interest rate	0.00%
Maturity date	Due on demand
March 01, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 50,000	50,000
Principal amount	$ 50,000
Interest rate	0.00%
Maturity date	Due on demand
April 05, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 25,000	25,000
Principal amount	$ 25,000
Maturity date	Aug. 03, 2023
Interest rate	15.00%
May 19, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 4,000	4,000
Principal amount	$ 4,000
Interest rate	0.00%
Maturity date	Due on demand
June 20, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 40,000	40,000
Principal amount	$ 40,000
Maturity date	Sep. 18, 2023
Interest rate	12.00%
July 12, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 4,150	4,150
Principal amount	$ 4,150
Interest rate	0.00%
Maturity date	Due on demand
July 17, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 50,000	50,000
Principal amount	$ 50,000
Interest rate	0.00%
Maturity date	Due on demand
October 06, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 10,000	10,000
Principal amount	$ 10,000
Maturity date	Oct. 06, 2024
Interest rate	7.00%
December Six 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 2,000	2,000
Principal amount	$ 1,000
Interest rate	0.00%
Maturity date	Due on demand
December 26, 2023 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 100,000	100,000
Principal amount	$ 100,000
Maturity date	Apr. 18, 2024
Interest rate	0.00%
February 09, 2024 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 1,000	1,000
Principal amount	$ 1,000
Interest rate	0.00%
Maturity date	Due on demand
July 17, 2024 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 37,000	37,000
Principal amount	$ 37,000
Maturity date	Jan. 15, 2025
Interest rate	5.00%
August 14, 2024 [Member]
Short-Term Debt [Line Items]
December 30, 2024	$ 64,000	64,000
Principal amount	$ 64,000
Maturity date	Jan. 15, 2025
Interest rate	5.00%
December 30, 2024 [Member]
Short-Term Debt [Line Items]
December 30, 2024		$ 1,000
Principal amount	$ 1,000
Interest rate	0.00%
Maturity date	Due on demand